Schedule of inventories (Details) - CAD ($) $ in Thousands	Jul. 31, 2019	Jul. 31, 2018
Classes Of Inventories [Line Items]
Dried cannabis	$ 50,762	$ 6,555
Oils	22,743	3,163
Hemp derived distillate	1,523
Purchased dried cannabis	8,087
Packaging and supplies	3,156	697
Total inventory	86,271	10,415	[1]
Capitalized cost
Classes Of Inventories [Line Items]
Dried cannabis	28,996	2,115
Oils	17,377	2,281
Hemp derived distillate	1,523
Purchased dried cannabis	8,087
Packaging and supplies	3,156	697
Total inventory	59,139	5,093
Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Dried cannabis	21,766	4,440
Oils	5,366	882
Hemp derived distillate	0
Purchased dried cannabis	0
Packaging and supplies	0	0
Total inventory	$ 27,132	$ 5,322

[1]	Restated